SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Disclosure of research and development costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Research and development costs, Gross	$ 8,071	$ 9,463	$ 9,031
Less - capitalization of development costs	2,714	4,203	5,243
Research and development costs	5,357	5,260	3,788
Salaries and related benefits
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Research and development costs, Gross	3,091	3,917	3,468
Amortization of development costs
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Research and development costs, Gross	2,794	2,772	1,829
Sub-contractors and others
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Research and development costs, Gross	$ 2,185	$ 2,774	$ 3,734